UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: February 28, 2010

This Form N-Q pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Aggressive Growth Allocation Fund

2/28/10
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Aggressive Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.1%
MFS Core Growth Fund - Class I	8,090,687	$128,561,006
MFS Emerging Markets Equity Fund - Class I	650,036	18,005,990
MFS Global Real Estate Fund - Class I	3,282,570	46,054,462
MFS International Growth Fund - Class I	3,232,379	71,500,221
MFS International New Discovery Fund - Class I	1,991,599	36,227,187
MFS International Value Fund - Class I	3,122,469	71,879,235
MFS Mid Cap Growth Fund - Class I (a)	13,892,819	103,223,647
MFS Mid Cap Value Fund - Class I	9,493,165	102,905,906
MFS New Discovery Fund - Class I (a)	2,370,767	46,348,499
MFS Research Fund - Class I	4,174,081	91,913,272
MFS Research International Fund - Class I	5,191,858	70,557,356
MFS Value Fund - Class I	6,208,816	128,584,573

Total Mutual Funds		$915,761,354

Short-Term Obligations (y) – 0.0%
Societe Generale North America, Inc., 0.15%, due 3/01/10	$2,000	$2,000

Total Investments		$915,763,354

Other Assets, Less Liabilities – (0.1)%		(1,072,849)

Net Assets – 100.0%		$914,690,505

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

2

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/10 - continued

The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$915,761,354	$—	$—	$915,761,354
Short Term Securities	—	2,000	—	2,000

Total Investments	$915,761,354	$2,000	$—	$915,763,354

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$825,267,663

Gross unrealized appreciation	$97,117,377
Gross unrealized depreciation	(6,621,686)

Net unrealized appreciation (depreciation)	$90,495,691

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	7,905,252	599,411	(413,976)	8,090,687
MFS Emerging Markets Equity Fund	768,054	14,552	(132,570)	650,036
MFS Global Real Estate Fund	2,958,757	915,847	(592,034)	3,282,570
MFS International Growth Fund	3,523,886	82,043	(373,550)	3,232,379
MFS International New Discovery Fund	2,289,994	50,198	(348,593)	1,991,599
MFS International Value Fund	3,308,837	141,500	(327,868)	3,122,469
MFS Mid Cap Growth Fund	15,061,005	367,955	(1,536,141)	13,892,819
MFS Mid Cap Value Fund	10,634,948	314,994	(1,456,777)	9,493,165
MFS New Discovery Fund	2,905,985	37,540	(572,758)	2,370,767
MFS Research Fund	4,310,963	194,074	(330,956)	4,174,081
MFS Research International Fund	5,597,128	202,879	(608,149)	5,191,858
MFS Value Fund	6,205,557	333,005	(329,746)	6,208,816

3

MFS Aggressive Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/10 - continued

Transactions in Underlying Funds-Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(1,900,852)	$—	$375,229	$128,561,006
MFS Emerging Markets Equity Fund	1,194,264	—	242,195	18,005,990
MFS Global Real Estate Fund	3,778,391	7,384,524	4,867,580	46,054,462
MFS International Growth Fund	2,456,336	—	730,093	71,500,221
MFS International New Discovery Fund	(857,546)	—	472,566	36,227,187
MFS International Value Fund	1,757,490	—	697,544	71,879,235
MFS Mid Cap Growth Fund	(2,642,715)	—	—	103,223,647
MFS Mid Cap Value Fund	(5,176,312)	—	772,584	102,905,906
MFS New Discovery Fund	(209,741)	—	—	46,348,499
MFS Research Fund	(493,227)	—	1,063,312	91,913,272
MFS Research International Fund	(2,333,255)	—	1,149,692	70,557,356
MFS Value Fund	(1,653,216)	—	1,784,798	128,584,573

Total	$(6,080,383)	$7,384,524	$12,155,593	$915,761,354

4

MFS® Conservative Allocation Fund

2/28/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Conservative Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund - Class I	3,246,813	$51,591,846
MFS Diversified Target Return Fund - Class I (a)	1,877,043	17,174,944
MFS Emerging Markets Debt Fund - Class I	3,078,362	43,374,120
MFS Global Real Estate Fund - Class I	617,357	8,661,514
MFS Government Securities Fund - Class I	8,519,766	86,475,628
MFS High Income Fund - Class I	13,370,751	43,187,527
MFS Inflation-Adjusted Bond Fund - Class I	8,592,100	85,921,003
MFS International Growth Fund - Class I	773,750	17,115,352
MFS International Value Fund - Class I	745,547	17,162,500
MFS Limited Maturity Fund - Class I	13,914,866	86,272,171
MFS Mid Cap Growth Fund - Class I (a)	4,721,210	35,078,589
MFS Mid Cap Value Fund - Class I	3,219,821	34,902,855
MFS New Discovery Fund - Class I (a)	887,776	17,356,027
MFS Research Bond Fund - Class I	17,007,064	173,301,985
MFS Research Fund - Class I	2,731,946	60,157,441
MFS Research International Fund - Class I	2,516,547	34,199,877
MFS Value Fund - Class I	2,488,589	51,538,669

Total Mutual Funds		$863,472,048

Other Assets, Less Liabilities – (0.0)%		(35,994)

Net Assets – 100.0%		$863,436,054

(a)	Non-income producing security.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$863,472,048	$—	$—	$863,472,048

For further information regarding security characteristics, see the Portfolio of Investments.

2

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 2/28/10 - continued

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$775,098,680

Gross unrealized appreciation	$88,373,368
Gross unrealized depreciation	—

Net unrealized appreciation (depreciation)	$88,373,368

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	3,042,765	333,969	(129,921)	3,246,813
MFS Diversified Target Return Fund	1,739,434	179,961	(42,352)	1,877,043
MFS Emerging Markets Debt Fund	2,725,057	386,359	(33,054)	3,078,362
MFS Global Real Estate Fund	507,383	190,446	(80,472)	617,357
MFS Government Securities Fund	6,608,305	1,942,711	(31,250)	8,519,766
MFS High Income Fund	12,846,958	1,179,948	(656,155)	13,370,751
MFS Inflation-Adjusted Bond Fund	6,855,837	1,784,327	(48,064)	8,592,100
MFS International Growth Fund	784,126	67,872	(78,248)	773,750
MFS International Value Fund	730,292	83,949	(68,694)	745,547
MFS Limited Maturity Fund	11,277,781	2,680,296	(43,211)	13,914,866
MFS Mid Cap Growth Fund	4,863,658	364,322	(506,770)	4,721,210
MFS Mid Cap Value Fund	3,389,858	200,118	(370,155)	3,219,821
MFS New Discovery Fund	992,787	49,346	(154,357)	887,776
MFS Research Bond Fund	14,711,789	2,394,757	(99,482)	17,007,064
MFS Research Fund	2,688,333	239,126	(195,513)	2,731,946
MFS Research International Fund	2,478,199	298,849	(260,501)	2,516,547
MFS Value Fund	2,357,098	233,745	(102,254)	2,488,589

3

MFS Conservative Allocation Fund

Supplemental Information (Unaudited) 2/28/10 - continued

Transactions in Underlying Funds-Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(539,133)	$—	$144,324	$51,591,846
MFS Diversified Target Return Fund	9,743	—	—	17,174,944
MFS Emerging Markets Debt Fund	6,499	—	1,941,452	43,374,120
MFS Global Real Estate Fund	504,915	1,339,391	882,873	8,661,514
MFS Government Securities Fund	7,467	—	2,276,654	86,475,628
MFS High Income Fund	86,571	—	2,512,866	43,187,527
MFS Inflation-Adjusted Bond Fund	(3,152)	—	2,026,306	85,921,003
MFS International Growth Fund	540,128	—	165,388	17,115,352
MFS International Value Fund	531,864	—	157,562	17,162,500
MFS Limited Maturity Fund	(9,515)	—	2,392,668	86,272,171
MFS Mid Cap Growth Fund	654,921	—	—	35,078,589
MFS Mid Cap Value Fund	759,030	—	253,187	34,902,855
MFS New Discovery Fund	816,789	—	—	17,356,027
MFS Research Bond Fund	(39,916)	—	6,021,706	173,301,985
MFS Research Fund	(603,575)	—	669,683	60,157,441
MFS Research International Fund	(921,085)	—	518,805	34,199,877
MFS Value Fund	(327,116)	—	673,098	51,538,669

	$1,474,435	$1,339,391	$20,636,572	$863,472,048

4

MFS® Emerging Markets Equity Fund

2/28/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 0.1%
Embraer-Empresa Brasileira de Aeronautica S.A., ADR	30,780	$675,927

Airlines – 0.3%
Copa Holdings S.A., “A”	30,040	$1,633,876

Alcoholic Beverages – 0.8%
Companhia de Bebidas das Americas, ADR	37,760	$3,660,832

Apparel Manufacturers – 2.7%
Li & Fung Ltd.	1,562,000	$7,264,508
Stella International Holdings	2,730,500	5,635,373

		$12,899,881

Automotive – 1.0%
PT Astra International Tbk.	1,241,000	$4,857,522

Broadcasting – 0.6%
Grupo Televisa S.A., ADR	151,470	$2,796,136

Brokerage & Asset Managers – 1.6%
BM&F Bovespa S.A.	297,800	$1,951,112
Bolsa Mexicana de Valores S.A. de C.V. (a)	1,700,000	2,454,533
Hong Kong Exchanges & Clearing Ltd.	210,200	3,517,708

		$7,923,353

Business Services – 4.1%
Companhia Brasileira de Meios de Pagamento	252,810	$1,979,504
Infosys Technologies Ltd., ADR	224,060	12,749,014
Kroton Educacional S.A., IEU	263,743	2,714,561
Redecard S.A.	146,900	2,137,880

		$19,580,959

Cable TV – 1.0%
Naspers Ltd.	128,080	$4,776,567

Computer Software – 0.3%
Totvs S.A.	26,600	$1,611,764

Computer Software - Systems – 2.6%
Acer, Inc.	2,229,000	$6,254,891
Hon Hai Precision Industry Co. Ltd.	1,581,300	6,261,598

		$12,516,489

Conglomerates – 1.1%
First Pacific Co. Ltd.	9,600,000	$5,157,334

Construction – 2.2%
Anhui Conch Cement Co. Ltd.	844,000	$5,001,707
Corporacion Moctezuma S.A. de C.V.	1,079,000	2,599,888
Duratex S.A.	147,744	1,406,190
Urbi Desarrollos Urbanos S.A. de C.V. (a)	757,800	1,706,153

		$10,713,938

Consumer Products – 2.3%
Dabur India Ltd.	1,475,110	$5,415,082
Hengan International Group Co. Ltd.	473,500	3,254,411
Kimberly-Clark de Mexico S.A. de C.V., “A”	420,160	2,227,653

		$10,897,146

Consumer Services – 0.7%
Anhanguera Educacional Participacoes S.A., IEU (a)	231,400	$3,388,122

Electronics – 8.8%
MediaTek, Inc.	337,277	$5,310,621
Samsung Electronics Co. Ltd.	30,856	19,792,106

1

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	5,520,695	$10,121,346
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	717,069	6,991,423

		$42,215,496

Energy - Independent – 7.8%
China Shenhua Energy Co. Ltd.	1,131,000	$4,866,616
CNOOC Ltd.	5,661,000	8,926,733
OAO Rosneft Oil Co., GDR (a)	445,900	3,442,348
OAO Tatneft, ADR (a)	79,050	2,406,282
Oil & Natural Gas Corp. Ltd.	257,339	6,237,980
PTT Exploration & Production Ltd.	578,000	2,359,897
Reliance Industries Ltd.	309,293	6,567,235
Turkiye Petrol Rafinerileri AS	146,062	2,644,511

		$37,451,602

Energy - Integrated – 7.1%
LUKOIL, ADR	165,380	$8,682,450
OAO Gazprom, ADR	526,150	11,701,576
Petroleo Brasileiro S.A., ADR	322,320	13,746,948

		$34,130,974

Food & Beverages – 1.6%
Grupo Continental S.A.	1,174,040	$3,157,810
Tiger Brands Ltd.	116,850	2,663,075
Tradewinds Berhad	2,335,000	1,960,975

		$7,781,860

Food & Drug Stores – 0.5%
Shoprite Group PLC	262,502	$2,545,989

Forest & Paper Products – 0.2%
Suzano Papel E Celulose S.A., IPS	97,400	$1,002,485

Gaming & Lodging – 2.4%
Genting Berhad	1,936,900	$3,588,853
Sands China Ltd. (a)	5,563,200	7,883,795

		$11,472,648

General Merchandise – 1.1%
Bim Birlesik Magazalar A.S.	73,650	$3,262,221
Massmart Holdings Ltd.	177,420	2,106,985

		$5,369,206

Insurance – 2.6%
China Life Insurance Co. Ltd.	1,563,000	$6,936,912
China Pacific Insurance Co. Ltd. (a)	284,800	1,164,935
Samsung Fire & Marine Insurance Co. Ltd.	27,597	4,389,729

		$12,491,576

Internet – 0.2%
Universo Online S.A., IPS	170,000	$935,064

Machinery & Tools – 0.4%
Beml Ltd.	99,360	$2,184,282

Major Banks – 3.9%
Banco Santander Chile, ADR	41,680	$2,670,438
Bank of China Ltd.	13,235,000	6,428,109
Standard Chartered PLC	297,600	7,069,876
Standard Chartered PLC	100,330	2,389,596

		$18,558,019

2

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.4%
Diagnosticos da America S.A.	375,300	$3,073,591
Fleury S.A. (a)	328,800	3,637,059

		$6,710,650

Metals & Mining – 7.7%
Grupo Mexico S.A.B. de C.V., “B”	739,865	$1,766,519
Magnitogorsk Iron & Steel Works, GDR (a)	239,650	3,160,984
Mining & Metallurgical Co. Norilsk Nickel, ADR (a)	211,200	3,187,008
National Aluminum Co. Ltd.	221,523	1,850,069
Novolipetsk Steel, GDR (a)	85,250	2,634,225
POSCO	7,117	3,252,013
Steel Authority of India Ltd.	1,678,927	7,956,741
Usinas Siderurgicas de Minas Gerais S.A., IPS	61,025	1,733,007
Vale S.A., ADR	417,630	11,635,172

		$37,175,738

Network & Telecom – 1.1%
High Tech Computer Corp.	527,413	$5,327,985

Oil Services – 0.4%
Tenaris S.A., ADR	41,640	$1,725,145

Other Banks & Diversified Financials – 11.7%
Banco Compartamos S.A.	291,500	$1,596,607
Banco Santander S.A., IEU	113,500	1,343,422
Bancolombia S.A., ADR	31,510	1,461,434
China Construction Bank	11,981,000	9,060,437
China Merchants Bank Co. Ltd.	285,400	703,007
Commercial International Bank, GDR	208,000	2,371,200
Credicorp Ltd.	18,850	1,472,185
CSU Cardsystem S.A. (a)	630,530	2,892,451
Hana Financial Group, Inc. (a)	185,410	5,354,975
Housing Development Finance Corp. Ltd.	117,237	6,357,828
Itau Unibanco Multiplo S.A., ADR	199,331	3,978,647
OTP Bank Ltd., GDR (a)	168,230	2,292,975
Public Bank Berhad	45,352	147,822
Public Bank Berhad	3,067,000	10,014,694
Turkiye Garanti Bankasi A.S.	1,259,870	4,643,556
Turkiye Is Bankasi A.S. (a)	289,970	765,003
Turkiye Is Bankasi A.S., “C”	624,720	1,728,937

		$56,185,180

Pharmaceuticals – 0.9%
Genomma Lab Internacional S.A., “B” (a)	1,370,200	$4,199,042

Precious Metals & Minerals – 1.4%
Gold Fields Ltd.	219,890	$2,529,910
Impala Platinum Holdings Ltd.	166,300	4,045,252

		$6,575,162

Real Estate – 2.2%
Brasil Brokers Participacoes	497,200	$2,256,061
China Overseas Land & Investment Ltd.	1,924,000	3,901,465
Hang Lung Properties Ltd.	1,201,000	4,587,601

		$10,745,127

Specialty Chemicals – 0.8%
Formosa Plastics Corp.	1,768,000	$3,814,657

Specialty Stores – 1.3%
Foschini Ltd.	434,290	$3,402,337

3

MFS Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Lewis Group Ltd.	424,459	$3,045,002
Truworths International Ltd.	10	64

		$6,447,403

Telecommunications - Wireless – 6.3%
America Movil S.A.B. de C.V., “L”, ADR	150,150	$6,692,186
China Mobile Ltd.	438,000	4,322,359
Mobile TeleSystems OJSC, ADR	90,450	4,735,058
MTN Group Ltd.	524,610	7,601,665
Philippine Long Distance Telephone Co.	42,220	2,379,881
Vimpel-Communications, ADR	147,580	2,737,609
Vivo Participacoes S.A., ADR	68,010	1,840,351

		$30,309,109

Telephone Services – 0.9%
China Unicom Ltd., ADR	269,700	$3,282,249
Empresa Nacional de Telecomunicaciones S.A.	77,602	1,101,734

		$4,383,983

Tobacco – 1.6%
British American Tobacco PLC	104,090	$3,538,581
KT&G Corp.	76,023	4,207,843

		$7,746,424

Utilities - Electric Power – 3.3%
AES Tiete S.A., IPS	93,000	$977,783
CEZ AS	68,220	3,119,577
CPFL Energia S.A.	51,700	1,062,523
Eletropaulo Metropolitana S.A., IPS	157,040	3,260,460
Enersis S.A., ADR	64,630	1,396,654
Equatorial Energia S.A.	111,000	1,079,197
Manila Water Co., Inc.	6,264,000	2,003,122
Tanjong PLC	583,800	3,020,571

		$15,919,887

Total Common Stocks		$476,494,539

Money Market Funds (v) – 0.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	3,914,212	$3,914,212

Total Investments		$480,408,751

Other Assets, Less Liabilities – 0.2%		924,775

Net Assets – 100.0%		$481,333,526

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$73,980,115	$—	$—	$73,980,115
China	57,848,940	—	—	57,848,940
India	49,318,232	—	—	49,318,232
Taiwan	44,082,521	—	—	44,082,521
Russia	42,687,539	—	—	42,687,539
South Korea	36,996,665	—	—	36,996,665
Hong Kong	34,046,320	—	—	34,046,320
South Africa	32,716,845	—	—	32,716,845
Mexico	29,196,525	—	—	29,196,525
Other Countries	68,403,418	7,217,419	—	75,620,837
Mutual Funds	3,914,212	—	—	3,914,212

Total Investments	$473,191,332	$7,217,419	$—	$480,408,751

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Emerging Markets Equity Fund

Supplemental Information (Unaudited) 2/28/10 - continued

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$408,748,475

Gross unrealized appreciation	$92,462,775
Gross unrealized depreciation	(20,802,499)

Net unrealized appreciation (depreciation)	$71,660,276

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,191,831	110,126,212	(109,403,831)	3,914,212

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,990	$3,914,212

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2010, are as follows:

Brazil	15.4%
China	12.0%
India	10.2%
Taiwan	9.2%
Russia	8.9%
South Korea	7.7%
Hong Kong	7.1%
South Africa	6.8%
Mexico	6.1%
Other Countries	16.6%

6

MFS® Growth Allocation Fund

2/28/10
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Growth Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund - Class I	15,829,227	$251,526,421
MFS Diversified Target Return Fund - Class I (a)	2,274,422	20,810,965
MFS Emerging Markets Debt Fund - Class I	7,403,113	104,309,868
MFS Emerging Markets Equity Fund - Class I	746,886	20,688,732
MFS Global Real Estate Fund - Class I	4,511,074	63,290,370
MFS High Income Fund - Class I	32,293,272	104,307,268
MFS Inflation-Adjusted Bond Fund - Class I	10,025,642	100,256,416
MFS International Growth Fund - Class I	4,604,917	101,860,757
MFS International New Discovery Fund - Class I	2,279,860	41,470,647
MFS International Value Fund - Class I	4,424,641	101,855,233
MFS Mid Cap Growth Fund - Class I (a)	26,210,396	194,743,245
MFS Mid Cap Value Fund - Class I	17,909,529	194,139,299
MFS New Discovery Fund - Class I (a)	4,393,837	85,899,513
MFS Research Bond Fund - Class I	10,160,317	103,533,628
MFS Research Fund - Class I	8,611,380	189,622,579
MFS Research International Fund - Class I	11,788,717	160,208,665
MFS Value Fund - Class I	12,163,476	251,905,601

Total Mutual Funds		$2,090,429,207

Short-Term Obligations (y) – 0.0%
Societe Generale North America, Inc., 0.15%, due 3/01/10	$191,000	$191,000

Total Investments		$2,090,620,207

Other Assets, Less Liabilities – 0.0%		154,881

Net Assets – 100.0%		$2,090,775,088

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

2

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/10 - continued

The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,090,429,207	$—	$—	$2,090,429,207
Short Term Securities	—	191,000	—	191,000

Total Investments	$2,090,429,207	$191,000	$—	$2,090,620,207

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,931,811,091

Gross unrealized appreciation	$284,410,776
Gross unrealized depreciation	(125,601,660)

Net unrealized appreciation (depreciation)	$158,809,116

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	15,535,251	357,448	(63,472)	15,829,227
MFS Diversified Target Return Fund	2,220,695	74,544	(20,817)	2,274,422
MFS Emerging Markets Debt Fund	6,969,149	582,785	(148,821)	7,403,113
MFS Emerging Markets Equity Fund	856,660	10,952	(120,726)	746,886
MFS Global Real Estate Fund	3,802,858	1,221,108	(512,892)	4,511,074
MFS High Income Fund	33,016,865	2,152,630	(2,876,223)	32,293,272
MFS Inflation-Adjusted Bond Fund	8,693,661	1,331,981	—	10,025,642
MFS International Growth Fund	4,990,526	63,606	(449,215)	4,604,917
MFS International New Discovery Fund	2,557,943	31,946	(310,029)	2,279,860
MFS International Value Fund	4,671,181	82,339	(328,879)	4,424,641
MFS Mid Cap Growth Fund	27,898,203	76,018	(1,763,825)	26,210,396
MFS Mid Cap Value Fund	19,480,720	199,856	(1,771,047)	17,909,529
MFS New Discovery Fund	5,077,002	846	(684,011)	4,393,837
MFS Research Bond Fund	9,396,068	911,532	(147,283)	10,160,317
MFS Research Fund	8,811,626	144,641	(344,887)	8,611,380
MFS Research International Fund	12,663,526	283,540	(1,158,349)	11,788,717
MFS Value Fund	12,056,229	232,913	(125,666)	12,163,476

3

MFS Growth Allocation Fund

Supplemental Information (Unaudited) 2/28/10 - continued

Transactions in Underlying Funds-Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(244,774)	$—	$727,901	$251,526,421
MFS Diversified Target Return Fund	(479)	—	—	20,810,965
MFS Emerging Markets Debt Fund	(11,916)	—	4,894,667	104,309,868
MFS Emerging Markets Equity Fund	1,185,965	—	279,877	20,688,732
MFS Global Real Estate Fund	3,726,650	10,228,445	6,742,178	63,290,370
MFS High Income Fund	(2,000,221)	—	6,424,658	104,307,268
MFS Inflation-Adjusted Bond Fund	—	—	2,437,116	100,256,416
MFS International Growth Fund	3,294,100	—	1,046,643	101,860,757
MFS International New Discovery Fund	22,881	—	544,938	41,470,647
MFS International Value Fund	2,459,490	—	989,074	101,855,233
MFS Mid Cap Growth Fund	(2,996,282)	—	—	194,743,245
MFS Mid Cap Value Fund	(5,948,643)	—	1,447,242	194,139,299
MFS New Discovery Fund	3,942,953	—	—	85,899,513
MFS Research Bond Fund	26,701	—	3,762,094	103,533,628
MFS Research Fund	132,591	—	2,178,157	189,622,579
MFS Research International Fund	(949,057)	—	2,631,108	160,208,665
MFS Value Fund	(536,972)	—	3,452,651	251,905,601

	$2,102,987	$10,228,445	$37,558,304	$2,090,429,207

4

MFS® International Diversification℠ Fund

2/28/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS International Diversification Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 99.9%
MFS Emerging Markets Equity Fund - Class I	3,434,966	$95,148,556
MFS International Growth Fund - Class I	21,488,130	475,317,446
MFS International New Discovery Fund - Class I	10,453,977	190,157,843
MFS International Value Fund - Class I	20,651,866	475,405,949
MFS Research International Fund - Class I	48,964,933	665,433,437

Total Mutual Funds		$1,901,463,231

Short-Term Obligations (y) – 0.1%
Societe Generale North America, Inc., 0.15%, due 3/01/10	$1,609,000	$1,609,000

Total Investments		$1,903,072,231

Other Assets, Less Liabilities – (0.0)%		(846,456)

Net Assets – 100.0%		$1,902,225,775

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS International Diversification Fund

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,901,463,231	$—	$—	$1,901,463,231
Short Term Securities	—	1,609,000	—	1,609,000

Total Investments	$1,901,463,231	$1,609,000	$—	$1,903,072,231

2

MFS International Diversification Fund

Supplemental Information (Unaudited) 2/28/10 - continued

For further information regarding security characteristics, see the Portfolio of Investments

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,356,755,203

Gross unrealized appreciation	$2,331,485
Gross unrealized depreciation	(456,014,457)

Net unrealized appreciation (depreciation)	$(453,682,972)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	3,409,684	160,614	(135,332)	3,434,966
MFS International Growth Fund	20,098,975	1,532,045	(142,890)	21,488,130
MFS International New Discovery Fund	10,266,728	321,032	(133,783)	10,453,977
MFS International Value Fund	18,828,119	2,178,557	(354,810)	20,651,866
MFS Research International Fund	44,352,921	4,741,795	(129,783)	48,964,933

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(1,798,219)	$—	$1,278,500	$95,148,556
MFS International Growth Fund	(883,887)	—	4,808,123	475,317,446
MFS International New Discovery Fund	(1,461,961)	—	2,482,379	190,157,843
MFS International Value Fund	(3,230,860)	—	4,591,963	475,405,949
MFS Research International Fund	(809,905)	—	10,577,918	665,433,437

Total	$(8,184,831)	$—	$23,738,883	$1,901,463,231

3

MFS® International Growth Fund

2/28/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Alcoholic Beverages – 2.5%
Companhia de Bebidas das Americas, ADR	197,670	$19,164,107
Diageo PLC	793,140	12,867,796

		$32,031,903

Apparel Manufacturers – 6.2%
Compagnie Financiere Richemont S.A.	386,571	$13,033,839
Li & Fung Ltd.	4,379,200	20,366,666
LVMH Moet Hennessy Louis Vuitton S.A.	321,500	34,846,535
Swatch Group Ltd.	47,677	13,256,802

		$81,503,842

Broadcasting – 2.0%
Grupo Televisa S.A., ADR	722,570	$13,338,642
WPP Group PLC	1,351,103	12,443,372

		$25,782,014

Brokerage & Asset Managers – 4.4%
Aberdeen Asset Management PLC	4,831,680	$8,457,709
Deutsche Boerse AG	245,040	17,043,290
ICAP PLC	1,523,950	7,570,673
IG Group Holdings PLC	1,371,365	8,086,115
Nomura Holdings, Inc.	2,245,000	16,576,285

		$57,734,072

Business Services – 4.2%
Accenture Ltd., “A” (s)	617,790	$24,693,066
Capita Group PLC	493,464	5,387,424
Infosys Technologies Ltd., ADR	168,960	9,613,824
Intertek Group PLC	754,370	14,746,370

		$54,440,684

Computer Software – 0.9%
SAP AG	266,790	$11,900,878

Computer Software - Systems – 3.2%
Acer, Inc.	6,047,450	$16,970,005
Konica Minolta Holdings, Inc.	1,532,500	15,851,961
NICE Systems Ltd., ADR (a)	278,940	8,580,194

		$41,402,160

Consumer Products – 7.0%
AmorePacific Corp.	11,267	$7,615,594
Beiersdorf AG	270,030	16,555,080
Henkel KGaA, IPS	283,130	14,586,301
Reckitt Benckiser Group PLC	508,360	26,727,068
Shiseido Co. Ltd.	600,100	13,299,532
Uni-Charm Corp.	134,000	12,850,245

		$91,633,820

Electrical Equipment – 2.1%
Keyence Corp.	38,300	$8,410,524
Schneider Electric S.A.	173,900	18,571,516

		$26,982,040

Electronics – 5.4%
ARM Holdings PLC	4,067,590	$12,640,203
Hoya Corp.	465,800	11,670,559
Samsung Electronics Co. Ltd.	21,515	13,800,466
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,987,545	19,378,564
Tokyo Electron Ltd.	215,500	13,316,394

		$70,806,186

1

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.2%
INPEX Corp.	4,012	$29,352,243

Energy - Integrated – 3.9%
OAO Gazprom, ADR	942,640	$20,964,314
Petroleo Brasileiro S.A., ADR	366,620	15,636,343
TOTAL S.A.	259,400	14,474,630

		$51,075,287

Food & Beverages – 5.6%
Coca-Cola Hellenic Bottling Co. S.A.	306,722	$7,517,665
Groupe Danone	288,764	16,887,749
Nestle S.A.	966,059	48,066,887

		$72,472,301

Food & Drug Stores – 2.5%
Dairy Farm International Holdings Ltd.	1,803,900	$11,166,141
Lawson, Inc.	184,200	8,054,668
Tesco PLC	2,026,769	12,970,476

		$32,191,285

Insurance – 0.8%
China Pacific Insurance Co. Ltd. (a)	2,535,400	$10,370,703

Leisure & Toys – 0.8%
Shimano, Inc.	250,100	$10,894,108

Major Banks – 5.2%
Credit Suisse Group AG	390,980	$17,360,713
HSBC Holdings PLC	1,796,410	19,711,030
Julius Baer Group Ltd.	539,404	16,780,900
Standard Chartered PLC	562,033	13,386,145

		$67,238,788

Medical & Health Technology & Services – 0.9%
Fleury S.A. (a)	430,800	$4,765,344
SSL International PLC	630,560	7,105,319

		$11,870,663

Medical Equipment – 3.6%
Essilor International S.A.	155,020	$9,349,922
Sonova Holding AG	121,843	15,198,475
Synthes, Inc.	190,850	22,758,096

		$47,306,493

Metals & Mining – 3.5%
BHP Billiton PLC	1,269,320	$38,844,648
Iluka Resources Ltd. (a)	1,987,340	6,376,176

		$45,220,824

Network & Telecom – 1.3%
Nokia Oyj	1,296,950	$17,474,493

Oil Services – 1.7%
Saipem S.p.A.	678,340	$22,435,745

Other Banks & Diversified Financials – 4.8%
Aeon Credit Service Co. Ltd.	537,500	$5,505,375
Bank Rakyat Indonesia	15,906,500	12,270,609
China Construction Bank	13,320,000	10,073,034
Credicorp Ltd.	142,800	11,152,680
Housing Development Finance Corp. Ltd.	442,342	23,988,455

		$62,990,153

2

MFS International Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 8.5%
Bayer AG	243,777	$16,155,471
Hisamitsu Pharmaceutical Co., Inc.	218,200	7,969,599
Merck KGaA	161,200	12,686,985
Novo Nordisk A/S, “B”	199,350	14,078,802
Roche Holding AG	181,360	30,287,162
Santen, Inc.	280,700	9,020,187
Teva Pharmaceutical Industries Ltd., ADR	337,710	20,265,977

		$110,464,183

Printing & Publishing – 0.9%
Reed Elsevier PLC	1,608,460	$12,066,690

Specialty Chemicals – 6.1%
Akzo Nobel N.V.	314,200	$15,977,330
L’Air Liquide S.A.	135,797	16,218,282
Linde AG	176,750	19,901,141
Shin-Etsu Chemical Co. Ltd.	254,400	13,687,118
Symrise AG	615,926	13,125,276

		$78,909,147

Specialty Stores – 2.1%
Esprit Holdings Ltd.	2,333,722	$16,641,203
Industria de Diseno Textil S.A.	173,200	10,214,136

		$26,855,339

Telecommunications - Wireless – 2.0%
MTN Group Ltd.	779,720	$11,298,241
Philippine Long Distance Telephone Co.	270,820	15,265,734

		$26,563,975

Telephone Services – 3.1%
China Unicom Ltd.	17,806,000	$21,356,694
Telefonica S.A.	809,140	18,999,949

		$40,356,643

Utilities - Electric Power – 0.6%
CEZ AS	168,290	$7,695,597

Total Common Stocks		$1,278,022,259

Money Market Funds (v) – 1.7%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	21,996,292	$21,996,292

Total Investments		$1,300,018,551

Other Assets, Less Liabilities – 0.3%		4,018,260

Net Assets – 100.0%		$1,304,036,811

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At February 28, 2010, the value of security pledged amounted to $166,275. At February 28, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS International Growth Fund

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$213,011,037	$—	$—	$213,011,037
Switzerland	176,742,875	—	—	176,742,875
Japan	176,458,796	—	—	176,458,796
Germany	121,954,423	—	—	121,954,423
France	110,348,635	—	—	110,348,635
Hong Kong	48,174,010	—	—	48,174,010
China	41,800,430	—	—	41,800,430
Brazil	39,565,794	—	—	39,565,794
Taiwan	36,348,569	—	—	36,348,569
Other Countries	301,347,081	12,270,609	—	313,617,690
Mutual Funds	21,996,292	—	—	21,996,292

Total Investments	$1,287,747,942	$12,270,609	$—	$1,300,018,551

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS International Growth Fund

Supplemental Information (Unaudited) 2/28/10 - continued

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,145,106,162

Gross unrealized appreciation	$174,710,373
Gross unrealized depreciation	(19,797,984)

Net unrealized appreciation (depreciation)	$154,912,389

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	27,142,501	245,748,048	(250,894,257)	21,996,292

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$34,905.44	$21,996,292

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2010, are as follows:

United Kingdom	16.4%
Switzerland	13.6%
Japan	13.5%
Germany	9.4%
France	8.5%
Hong Kong	3.7%
China	3.2%
Brazil	3.0%
Taiwan	2.8%
Other Countries	25.9%

5

MFS® International Value Fund

2/28/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Common Stocks – 93.9%
Aerospace – 1.5%
Cobham PLC	9,774,170	$36,007,209

Alcoholic Beverages – 2.6%
Heineken N.V.	1,272,940	$62,520,096

Apparel Manufacturers – 0.8%
Compagnie Financiere Richemont S.A.	359,740	$12,129,190
Sanyo Shokai Ltd.	1,769,900	6,633,763

		$18,762,953

Broadcasting – 2.9%
Fuji Television Network, Inc.	8,728	$12,112,808
Nippon Television Network Corp.	99,880	13,760,270
Vivendi S.A.	1,303,713	32,841,220
WPP Group PLC	1,285,855	11,842,452

		$70,556,750

Brokerage & Asset Managers – 1.4%
Daiwa Securities Group, Inc.	5,570,000	$27,522,427
Van Lanschot N.V.	112,415	5,050,542

		$32,572,969

Business Services – 3.0%
Bunzl PLC	1,682,170	$17,454,632
Nomura Research, Inc.	868,700	19,056,743
USS Co. Ltd.	536,270	34,767,462

		$71,278,837

Chemicals – 1.4%
Givaudan S.A.	41,668	$34,230,403

Computer Software - Systems – 1.8%
Konica Minolta Holdings, Inc.	2,507,000	$25,932,050
Venture Corp. Ltd.	2,958,500	17,763,207

		$43,695,257

Conglomerates – 0.7%
Tomkins PLC	6,167,882	$18,113,611

Construction – 1.1%
Geberit AG	151,315	$25,903,494

Consumer Products – 6.5%
Henkel KGaA, IPS	681,091	$35,088,470
Kao Corp.	2,635,500	67,396,657
KOSE Corp.	1,056,200	22,944,071
Reckitt Benckiser Group PLC	588,280	30,928,869

		$156,358,067

Consumer Services – 0.7%
Benesse Corp.	397,500	$17,851,595

Containers – 0.4%
Smurfit Kappa Group PLC (a)	1,047,900	$8,632,583

Electrical Equipment – 2.6%
Legrand S.A. (a)	693,660	$21,719,290
OMRON Corp.	867,500	18,903,484
Spectris PLC	1,801,500	21,645,777

		$62,268,551

Electronics – 2.6%
Halma PLC	3,465,339	$13,167,595
Samsung Electronics Co. Ltd.	43,596	27,963,983

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,277,383	$22,204,484

		$63,336,062

Energy - Independent – 0.9%
INPEX Corp.	3,100	$22,679,948

Energy - Integrated – 4.3%
Royal Dutch Shell PLC, “A”	1,911,450	$52,170,941
TOTAL S.A.	926,664	51,708,246

		$103,879,187

Food & Beverages – 5.1%
Barry Callebaut AG	9,550	$5,738,445
Binggrae Co. Ltd.	88,230	3,575,144
Groupe Danone	610,665	35,713,446
Nestle S.A.	1,313,426	65,350,356
Nong Shim Co. Ltd.	63,588	12,006,011

		$122,383,402

Food & Drug Stores – 0.7%
Lawson, Inc.	383,900	$16,787,118

General Merchandise – 0.2%
Daiei, Inc. (a)(l)	1,334,500	$4,431,060

Insurance – 6.1%
Amlin PLC	1,504,321	$9,055,874
Catlin Group Ltd.	2,854,697	15,091,297
Euler Hermes	113,362	8,083,801
Hiscox Ltd.	3,993,110	21,651,387
ING Groep N.V. (a)	2,472,020	22,097,964
Jardine Lloyd Thompson Group PLC	2,578,527	19,438,504
Muenchener Ruckvers AG	179,850	27,832,066
SNS REAAL Groep N.V. (a)	1,285,590	6,543,458
Zurich Financial Services Ltd.	75,758	18,265,136

		$148,059,487

Leisure & Toys – 0.8%
NAMCO BANDAI Holdings, Inc.	782,600	$7,258,286
Sankyo Co. Ltd.	229,100	11,062,401

		$18,320,687

Machinery & Tools – 3.7%
ASSA ABLOY AB, “B”	1,249,950	$23,456,943
Glory Ltd.	733,200	16,496,897
Neopost S.A.	400,090	32,452,701
Schindler Holding AG	217,220	17,349,291

		$89,755,832

Major Banks – 4.6%
Credit Agricole S.A.	1,241,839	$18,465,178
HSBC Holdings PLC	4,455,097	48,883,356
Sumitomo Mitsui Financial Group, Inc.	991,000	31,856,559
UniCredito Italiano S.p.A. (a)	4,593,012	11,613,819

		$110,818,912

Medical & Health Technology & Services – 0.5%
Rhoen-Klinikum AG	489,650	$12,094,519

Medical Equipment – 2.0%
Smith & Nephew PLC	2,587,504	$26,572,433
Synthes, Inc.	177,770	21,198,359

		$47,770,792

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 1.4%
Nokia Oyj	2,501,040	$33,697,835

Other Banks & Diversified Financials – 3.3%
Anglo Irish Bank Corp. PLC (a)	851,990	$0
Bangkok Bank Public Co. Ltd.	2,853,500	10,226,516
Chiba Bank Ltd.	1,375,000	8,372,728
Dah Sing Financial Holdings Ltd. (a)	1,759,200	8,929,547
DnB NOR A.S.A.	1,708,500	18,561,853
Hachijuni Bank Ltd.	1,401,000	7,789,904
Joyo Bank Ltd.	1,405,000	5,645,619
Sapporo Hokuyo Holdings, Inc.	1,636,500	7,183,691
Unione di Banche Italiane ScpA	979,033	12,191,204

		$78,901,062

Pharmaceuticals – 11.3%
Daiichi Sankyo Co. Ltd.	774,800	$15,680,009
GlaxoSmithKline PLC	3,232,770	59,842,012
Hisamitsu Pharmaceutical Co., Inc.	134,300	4,905,211
Merck KGaA	253,590	19,958,391
Roche Holding AG	438,770	73,274,692
Sanofi-Aventis	1,115,160	81,571,556
Santen, Inc.	490,000	15,745,962

		$270,977,833

Printing & Publishing – 1.1%
Reed Elsevier PLC	1,468,534	$11,016,961
Wolters Kluwer N.V.	747,750	15,074,065

		$26,091,026

Real Estate – 0.5%
Deutsche Wohnen AG (a)	1,397,022	$13,125,562

Specialty Chemicals – 1.3%
Shin-Etsu Chemical Co. Ltd.	316,100	$17,006,675
Symrise AG	628,035	13,383,316

		$30,389,991

Specialty Stores – 0.4%
Esprit Holdings Ltd.	1,430,881	$10,203,264

Telecommunications - Wireless – 5.5%
KDDI Corp.	9,678	$51,633,429
SmarTone Telecommunications Holdings Ltd.	5,712,500	4,894,021
Vodafone Group PLC	35,151,529	75,815,825

		$132,343,275

Telephone Services – 2.3%
China Unicom Ltd.	6,974,000	$8,364,685
Royal KPN N.V.	3,019,191	48,099,660

		$56,464,345

Tobacco – 4.1%
British American Tobacco PLC	1,557,690	$52,954,297
Japan Tobacco, Inc.	10,232	37,141,314
Swedish Match AB	364,610	8,304,954

		$98,400,565

Trucking – 2.8%
TNT N.V.	1,305,242	$33,786,151
Yamato Holdings Co. Ltd.	2,472,100	32,944,638

		$66,730,789

MFS International Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par		Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.0%
E.ON AG		709,832	$25,279,929

Total Common Stocks			$2,261,674,857

Money Market Funds (v) – 5.6%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value		133,689,591	$133,689,591

Collateral for Securities Loaned – 0.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value		340,725	$340,725

Issuer/Expiration Date/Strike Price	Par Amount of Contracts		Value ($)
Call Options Purchased – 0.0%
JPY Currency - November 2010 @ EUR 0.0068 (a)	JPY	62,560,000	$213,017

Put Options Purchased – 0.1%
JPY Currency - November 2010 @ $0.0103 (a)	JPY	9,067,500,000	$1,124,370

Total Investments			$2,397,042,560

Other Assets, Less Liabilities – 0.4%			10,463,489

Net Assets – 100.0%			$2,407,506,049

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS International Value Fund

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$581,502,778	$1,337,387	$—	$582,840,165
United Kingdom	541,653,035	—	—	541,653,035
France	282,555,438	—	—	282,555,438
Switzerland	273,439,366	—	—	273,439,366
Netherlands	193,171,936	—	—	193,171,936
Germany	146,762,253	—	—	146,762,253
South Korea	43,545,138	—	—	43,545,138
Finland	33,697,835	—	—	33,697,835
Sweden	31,761,897	—	—	31,761,897
Other Countries	133,585,181	—	0	133,585,181
Mutual Funds	134,030,316	—	—	134,030,316

Total Investments	$2,395,705,173	$1,337,387	$0	$2,397,042,560

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments. At 2/28/10, the fund held one Level 3 security valued at $0.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,281,572,635

Gross unrealized appreciation	$242,819,665
Gross unrealized depreciation	(127,349,740)

Net unrealized appreciation (depreciation)	$115,469,925

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,560,595	789,869,725	(695,740,729)	133,689,591

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$97,525	$133,689,591

MFS International Value Fund

Supplemental Information (Unaudited) 2/28/10 - continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2010, are as follows:

Japan	24.2%
United Kingdom	22.5%
France	11.7%
Switzerland	11.4%
Netherlands	8.0%
Germany	6.1%
United States	5.6%
South Korea	1.8%
Finland	1.4%
Other Countries	7.3%

MFS® Moderate Allocation Fund

2/28/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Moderate Allocation Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Mutual Funds – 100.0%
MFS Core Growth Fund - Class I	10,789,200	$171,440,381
MFS Diversified Target Return Fund - Class I (a)	2,095,665	19,175,334
MFS Emerging Markets Debt Fund - Class I	6,856,999	96,615,110
MFS Global Real Estate Fund - Class I	2,728,172	38,276,257
MFS Government Securities Fund - Class I	18,965,999	192,504,891
MFS High Income Fund - Class I	29,877,923	96,505,693
MFS Inflation-Adjusted Bond Fund - Class I	9,524,921	95,249,205
MFS International Growth Fund - Class I	2,535,014	56,074,508
MFS International New Discovery Fund - Class I	1,037,710	18,875,936
MFS International Value Fund - Class I	2,444,002	56,260,926
MFS Mid Cap Growth Fund - Class I (a)	18,524,491	137,636,970
MFS Mid Cap Value Fund - Class I	12,732,364	138,018,829
MFS New Discovery Fund - Class I (a)	2,988,680	58,428,703
MFS Research Bond Fund - Class I	28,467,405	290,082,859
MFS Research Fund - Class I	7,815,753	172,102,876
MFS Research International Fund - Class I	8,193,116	111,344,449
MFS Value Fund - Class I	8,291,975	171,726,795

Total Mutual Funds		$1,920,319,722

Short-Term Obligations (y) – 0.0%
Societe Generale North America, Inc., 0.15%, due 3/01/10	$942,000	$942,000

Total Investments		$1,921,261,722

Other Assets, Less Liabilities – (0.0)%		(157,329)

Net Assets – 100.0%		$1,921,104,393

(a)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

2

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 2/28/10 - continued

The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,920,319,722	$—	$—	$1,920,319,722
Short Term Securities	—	942,000	—	942,000

Total Investments	$1,920,319,722	$942,000	$—	$1,921,261,722

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,723,827,596

Gross unrealized appreciation	$198,983,479
Gross unrealized depreciation	(1,549,353)

Net unrealized appreciation (depreciation)	$197,434,126

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Core Growth Fund	10,787,005	270,513	(268,318)	10,789,200
MFS Diversified Target Return Fund	2,054,306	54,776	(13,417)	2,095,665
MFS Emerging Markets Debt Fund	6,441,668	526,095	(110,764)	6,856,999
MFS Global Real Estate Fund	2,389,160	786,108	(447,096)	2,728,172
MFS Government Securities Fund	15,551,878	3,676,168	(262,047)	18,965,999
MFS High Income Fund	30,393,999	2,109,684	(2,625,760)	29,877,923
MFS Inflation-Adjusted Bond Fund	8,066,409	1,671,308	(212,796)	9,524,921
MFS International Growth Fund	2,781,422	101,612	(348,020)	2,535,014
MFS International New Discovery Fund	1,190,897	30,903	(184,090)	1,037,710
MFS International Value Fund	2,592,871	136,853	(285,722)	2,444,002
MFS Mid Cap Growth Fund	20,101,136	252,002	(1,828,647)	18,524,491
MFS Mid Cap Value Fund	14,012,907	276,442	(1,556,985)	12,732,364
MFS New Discovery Fund	3,510,456	87,433	(609,209)	2,988,680
MFS Research Bond Fund	26,031,472	3,090,639	(654,706)	28,467,405
MFS Research Fund	8,161,294	195,182	(540,723)	7,815,753
MFS Research International Fund	8,790,495	510,007	(1,107,386)	8,193,116
MFS Value Fund	8,370,833	252,573	(331,431)	8,291,975

3

MFS Moderate Allocation Fund

Supplemental Information (Unaudited) 2/28/10 - continued

Transactions in Underlying Funds-Affiliated Issuers - continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(1,130,649)	$—	$494,703	$171,440,381
MFS Diversified Target Return Fund	1,045	—	—	19,175,334
MFS Emerging Markets Debt Fund	(5,623)	—	4,493,513	96,615,110
MFS Global Real Estate Fund	2,970,324	6,076,085	4,005,110	38,276,257
MFS Government Securities Fund	71,342	—	5,216,990	192,504,891
MFS High Income Fund	(2,175,298)	—	5,815,157	96,505,693
MFS Inflation-Adjusted Bond Fund	18,088	—	2,317,507	95,249,205
MFS International Growth Fund	2,333,478	—	564,435	56,074,508
MFS International New Discovery Fund	1,073,612	—	244,000	18,875,936
MFS International Value Fund	2,160,155	—	535,667	56,260,926
MFS Mid Cap Growth Fund	(2,875,710)	—	—	137,636,970
MFS Mid Cap Value Fund	(5,081,113)	—	1,002,636	138,018,829
MFS New Discovery Fund	2,997,969	—	—	58,428,703
MFS Research Bond Fund	(104,752)	—	10,451,281	290,082,859
MFS Research Fund	1,273,440	—	1,955,047	172,102,876
MFS Research International Fund	(1,439,190)	—	1,773,836	111,344,449
MFS Value Fund	(1,146,575)	—	2,353,879	171,726,795

Total	$(1,059,457)	$6,076,085	$41,223,761	$1,920,319,722

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2010

*	Print name and title of each signing officer under his or her signature.